September 3, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Whitehall Funds (the “Trust”)

File No. 33-64845

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 24, 2020, filed pursuant to Rule 497(e), for the Vanguard International Explorer Fund, a series of the above mentioned Trust.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

cc: Lisa Larkin

U.S. Securities and Exchange Commission